The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details) - Honduras joint ventures	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Discount rate applied to cash flow projections	14.20%	8.90%